Schedule of Investments - Virtus WMC International Dividend ETF

January 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 95.9%
Australia - 5.5%
APA Group	20,619	$87,425
BHP Group Ltd.	5,395	133,995
Computershare Ltd.	2,762	60,375
GPT Group (The)	3,845	11,068
Rio Tinto PLC	3,413	206,975
Stockland	21,584	69,375
Transurban Group	1,294	10,764
Woodside Energy Group Ltd.	1,805	27,729
Total Australia		607,706
Austria - 1.0%
OMV AG	2,745	113,565
Belgium - 0.1%
Ageas SA/NV	295	15,247
Canada - 12.4%
Bank of Montreal	688	68,111
Bank of Nova Scotia (The)	3,089	158,047
BCE, Inc.	3,360	80,015
Canadian Imperial Bank of Commerce	2,748	173,103
Emera, Inc.	2,890	109,805
Enbridge, Inc.	3,793	164,028
IGM Financial, Inc.	421	13,508
Keyera Corp.	1,636	46,423
Manulife Financial Corp.	6,022	180,078
Royal Bank of Canada	137	16,702
TC Energy Corp.	3,657	164,790
TELUS Corp.	7,428	107,739
Toronto-Dominion Bank (The)	1,650	94,128
Total Canada		1,376,477
China - 1.5%
BOC Hong Kong Holdings Ltd.	33,574	108,798
SITC International Holdings Co., Ltd.	22,591	53,927
Total China		162,725
Finland - 1.8%
Elisa OYJ	1,051	45,291
Kesko OYJ Class B	5,802	111,351
Kone OYJ Class B	618	32,056
UPM-Kymmene OYJ	345	10,165
Total Finland		198,863
France - 7.9%
AXA SA	4,006	152,311
Bouygues SA	3,289	104,510
Engie SA	4,459	73,619
Gecina SA	286	27,963
Orange SA	11,275	121,353
Renault SA	811	41,772
Rexel SA	400	10,615
Teleperformance SE	185	17,395
TotalEnergies SE	3,803	222,471
Vinci SA	936	101,470
Total France		873,479
Germany - 5.4%
Allianz SE	804	262,231
BASF SE	2,010	97,190
Daimler Truck Holding AG	340	15,043
Deutsche Post AG	1,752	63,268
Security Description	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Evonik Industries AG	640	$12,040
Mercedes-Benz Group AG	2,249	137,467
Siemens AG	78	16,786
Total Germany		604,025
Hong Kong - 0.8%
Hang Seng Bank Ltd.	2,790	34,893
Link REIT	4,466	18,399
MTR Corp. Ltd.	6,450	20,157
Sino Land Co., Ltd.	11,103	10,644
Total Hong Kong		84,093
Italy - 5.6%
Banco BPM SpA	2,018	17,836
Enel SpA	16,401	116,872
Eni SpA	2,898	41,187
Generali	5,151	163,676
Intesa Sanpaolo SpA	37,426	162,796
Snam SpA	24,929	115,497
Total Italy		617,864
Japan - 19.0%
Astellas Pharma, Inc.	3,900	38,083
Brother Industries Ltd.	1,878	33,226
Canon, Inc.	4,386	141,906
Daifuku Co. Ltd.	589	12,217
Daito Trust Construction Co., Ltd.	429	46,013
Daiwa House Industry Co., Ltd.	401	12,664
Disco Corp.	171	49,328
Fuji Electric Co. Ltd.	322	15,436
Honda Motor Co., Ltd.	13,768	131,249
Isuzu Motors Ltd.	7,242	97,707
ITOCHU Corp.	425	19,683
Japan Tobacco, Inc.	5,078	130,081
Komatsu Ltd.	3,148	96,128
Kyocera Corp.	5,271	54,904
Lasertec Corp.	150	14,962
Marubeni Corp.	2,927	43,746
Mitsubishi Corp.	707	11,348
Mitsubishi Electric Corp.	1,112	18,437
Mitsubishi Heavy Industries Ltd.	1,248	18,475
Mitsubishi UFJ Financial Group, Inc.	3,009	38,385
Mitsui & Co., Ltd.	2,780	55,315
Mizuho Financial Group, Inc.	2,530	70,258
MS&AD Insurance Group Holdings, Inc.	1,714	35,906
Murata Manufacturing Co. Ltd.	816	12,993
Nissan Motor Co. Ltd.	4,099	11,306
Otsuka Corp.	425	9,599
SBI Holdings, Inc.	1,877	54,496
SCREEN Holdings Co., Ltd.	277	19,512
SCSK Corp.	5,440	120,975
Seiko Epson Corp.	653	11,856
Sekisui House Ltd.	4,821	111,375
SoftBank Corp.	20,740	26,772
Subaru Corp.	810	14,206
Sumitomo Corp.	2,804	60,819
Sumitomo Mitsui Financial Group, Inc.	3,793	94,596

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Takeda Pharmaceutical Co., Ltd.	3,737	$101,415
Tokio Marine Holdings, Inc.	1,701	56,592
Tokyo Electron Ltd.	389	65,726
Toyota Motor Corp.	5,416	103,836
Toyota Tsusho Corp.	3,056	52,029
Total Japan		2,113,560
Netherlands - 0.3%
ASML Holding NV	14	10,496
ASR Nederland NV	235	11,616
Koninklijke Ahold Delhaize NV	468	16,585
Total Netherlands		38,697
Norway - 3.0%
Aker BP ASA	5,514	115,310
Equinor ASA	2,895	69,992
Norsk Hydro ASA	3,341	19,765
Salmar ASA	458	24,258
Telenor ASA	8,238	100,731
Total Norway		330,056
Singapore - 4.4%
CapitaLand Ascendas REIT	5,407	10,305
CapitaLand Integrated Commercial Trust	7,695	11,041
DBS Group Holdings Ltd.	3,777	123,982
Oversea-Chinese Banking Corp. Ltd.	13,454	172,259
Singapore Technologies Engineering Ltd.	31,718	112,962
United Overseas Bank Ltd.	2,296	63,372
Total Singapore		493,921
Spain - 4.1%
ACS Actividades de Construccion y Servicios SA	2,653	135,629
Aena SME SA(1)	190	41,077
Banco Bilbao Vizcaya Argentaria SA	8,057	92,359
CaixaBank SA	22,181	134,750
Iberdrola SA	922	13,046
Telefonica SA	8,760	35,760
Total Spain		452,621
Sweden - 2.4%
Tele2 AB Class B	10,422	115,943
Volvo AB Class B	5,670	156,838
Total Sweden		272,781
Switzerland - 2.3%
Adecco Group AG	2,685	64,328
SGS SA	653	63,468
Zurich Insurance Group AG	203	123,438
Total Switzerland		251,234
United Kingdom - 10.3%
British American Tobacco PLC	5,341	211,714
Hargreaves Lansdown PLC	1,546	21,134
HSBC Holdings PLC	9,563	100,276
Imperial Brands PLC	4,862	164,032
Legal & General Group PLC	43,185	129,739
M&G PLC	11,198	28,949
National Grid PLC	11,166	135,650
Phoenix Group Holdings PLC	16,284	105,495
Reckitt Benckiser Group PLC	1,170	77,321
Security Description	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever PLC	2,200	$126,350
Vodafone Group PLC	56,174	47,835
Total United Kingdom		1,148,495
United States - 8.1%
Novartis AG	3,022	317,148
Roche Holding AG	462	145,080
Sanofi SA	1,772	191,915
Shell PLC	822	27,299
Stellantis NV	4,357	58,588
Swiss Re AG	1,035	158,418
Total United States		898,448
Total Common Stocks
(Cost $9,857,725)		10,653,857

PREFERRED STOCKS - 2.2%

Germany - 2.2%
Bayerische Motoren Werke AG, 8.15%	1,440	109,873
Volkswagen AG, 9.21%	1,332	136,302
Total Germany		246,175

Total Preferred Stocks
(Cost $286,359)		246,175
RIGHT - 0.0%(2)
Spain - 0.0%(2)
ACS Actividades de Construccion y Servicios SA, expiring 02/12/25*
(Cost $1,255)	2,653	1,310

TOTAL INVESTMENTS - 98.1%
(Cost $10,145,339)		10,901,342
Other Assets in Excess of Liabilities - 1.9%		205,847
Net Assets - 100.0%		$11,107,189
*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2025, the aggregate value of these securities was $41,077, or 0.4% of net assets.
(2)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2025 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$10,653,857	$—	$—	$10,653,857
Preferred Stocks	246,175	—	—	246,175
Right	1,310	—	—	1,310
Total	$10,901,342	$—	$—	$10,901,342

Sector Breakdown
As of January 31, 2025 (based on net assets)

Financials	29.1%
Industrials	13.4%
Energy	8.9%
Consumer Discretionary	8.6%
Consumer Staples	7.8%
Health Care	7.1%
Communication Services	6.1%
Utilities	5.9%
Information Technology	4.9%
Materials	4.3%
Real Estate	2.0%
Other Assets in Excess of Liabilities	1.9%
Total	100.0%